Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings Per Share [Abstract]
Net earnings for basic and dilutive earnings per share	$ 143.8	$ 117.0	$ 70.2	$ 77.9	$ 45.8	$ 65.9	$ 39.1	$ 110.4	$ 408.9	$ 261.2	$ 403.0
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares for basic earnings per share									64.9	69.6	70.0
Effect of dilutive securities:
Stock options									0.2	0.2	0.2
Restricted stock equivalents									0.6	0.5	0.3
Total dilutive securities									0.8	0.7	0.5
Weighted-average shares for diluted earnings per share									65.7	70.3	70.5
Basic earnings per share	$ 2.17	$ 1.86	$ 1.08	$ 1.19	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 6.30	$ 3.75	$ 5.76
Diluted earnings per share	$ 2.15	$ 1.84	$ 1.06	$ 1.17	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 6.22	$ 3.72	$ 5.72
Antidilutive securities excluded from computation of EPS									0.4	0.7	1.2